Summary of Significant Accounting Policies (Policies) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting

Basis of Accounting

The accompanying financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (GAAP).

Use of Accounting Estimates

Use of Accounting Estimates

The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant’s loan to be in default, the participant’s loan balance is reduced, and a benefit payment is recorded.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. The fair value of financial instruments is what would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). See Note 4 for a discussion of fair value measurement.

Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as those held during the year.

Contributions	Contributions Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
Payment of Benefits	Payment of Benefits Benefit payments are recorded when paid.
Administrative Expenses

Administrative Expenses

The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan document. Certain expenses incurred maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Investment-related expenses are included in the net appreciation or depreciation in fair value of investments.